ADVANCED SERIES TRUST

AST Emerging Markets Equity Portfolio

AST High Yield Portfolio

AST J.P. Morgan Global Thematic Portfolio

AST Large-Cap Core Portfolio

AST Preservation Asset Allocation Portfolio

AST T. Rowe Price Natural Resources Portfolio

Supplement dated June 20, 2023 to the

Statement of Additional Information dated May 1, 2023, as supplemented (the SAI)

This supplement should be read and retained in conjunction with the SAI for the Advanced Series Trust (the Trust) relating to the AST Emerging Markets Equity Portfolio, the AST High Yield Portfolio, the AST J.P. Morgan Global Thematic Portfolio, the AST Large-Cap Core Portfolio, the AST Preservation Asset Allocation Portfolio, and the AST T. Rowe Price Natural Resources Portfolio, each a series of the Trust (collectively, the Portfolios). The Portfolios may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the SAI.

A.The table in Part I of the SAI entitled "Fee Waivers & Expense Limitations" is revised to replace the information with respect to the Portfolios with the following, effective July 1, 2023:

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
AST Emerging Markets Equity	The Manager has contractually agreed to waive a portion of its investment
Portfolio	management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 1.31% of the Portfolio's average daily net assets through June 30, 2024. Expenses waived/reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust's Board of Trustees.
AST High Yield Portfolio	The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.85% of the Portfolio's average daily net assets through June 30, 2024. Expenses waived/reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust's Board of Trustees.

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Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
AST J.P. Morgan Global Thematic	The Manager has contractually agreed to waive 0.048% of its investment
Portfolio	management fee through June 30, 2024. This arrangement may not be terminated or modified without the prior approval of the Trust's Board of
Trustees.
AST Large-Cap Core Portfolio	The Manager has contractually agreed to waive 0.015% of its investment management fee through June 30, 2024. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.86% of the Portfolio's average daily net assets through June 30,
2024. Expenses waived/reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees.
AST Preservation Asset Allocation	The Manager has contractually agreed to waive 0.0200% of its investment
Portfolio	management fee through June 30, 2024. The Manager has also
contractually agreed to waive 0.0007% of its investment management fee through June 30, 2024. The Manager and the Distributor have also contractually agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the investment management and distribution fee received from other portfolios of the Trust due to the Portfolio's investment in any such portfolios. In addition, the
Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.89% of the Portfolio's average daily net assets through June 30, 2024. Expenses
waived/reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such
waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees.
AST T. Rowe Price Natural Resources	The Manager has contractually agreed to waive 0.112% of its investment
Portfolio	management fee through June 30, 2024. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.99% of the Portfolio's average daily net assets through June 30,
2024. Expenses waived/reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may

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Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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